Net Defined Benefit Liabilities - Summary of Amounts Recognized in the Statement of Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 210,336	₩ 205,114	₩ 200,994
Net Interest cost	8,691	12,141	16,793
Past service cost	(61)	424
Transfer out	(9,196)	(8,737)	(11,942)
Transfer to discontinued operation			(3,031)
Total expenses	₩ 209,770	₩ 208,942	₩ 202,814